Tax Liabilities	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Tax Liabilities	28. TAX LIABILITIES

	2019	2018
Income tax	80,815	566,445
Value added tax	331,167	145,119
Turnover tax	64,109	72,445
Other taxes, withholdings and perceptions	66,646	415,192

Total	542,737	1,199,201